Reverse Acquisition - Schedule of Assets Acquired and Liabilities Assumed (Details) (10-K) - Parent Company [Member]	Dec. 31, 2017 USD ($)
Cash	$ 6,280
Accounts payable	(26,098)
Accrued expenses	(17,932)
Net liabilities assumed	$ (37,750)